UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10001

                    OPPENHEIMER MAIN STREET OPPORTUNITY FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

                   Date of reporting period: JANUARY 31, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Oil & Gas                                                                  10.2%
--------------------------------------------------------------------------------
Diversified Financial Services                                              7.5
--------------------------------------------------------------------------------
Pharmaceuticals                                                             4.9
--------------------------------------------------------------------------------
Health Care Providers & Services                                            4.9
--------------------------------------------------------------------------------
Software                                                                    4.9
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                    4.8
--------------------------------------------------------------------------------
Insurance                                                                   4.7
--------------------------------------------------------------------------------
Computers & Peripherals                                                     4.3
--------------------------------------------------------------------------------
Commercial Banks                                                            4.1
--------------------------------------------------------------------------------
Specialty Retail                                                            3.8

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2006, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           2.9%
--------------------------------------------------------------------------------
General Electric Co.                                                        2.2
--------------------------------------------------------------------------------
Microsoft Corp.                                                             1.8
--------------------------------------------------------------------------------
Citigroup, Inc.                                                             1.7
--------------------------------------------------------------------------------
Pfizer, Inc.                                                                1.5
--------------------------------------------------------------------------------
Bank of America Corp.                                                       1.4
--------------------------------------------------------------------------------
Intel Corp.                                                                 1.3
--------------------------------------------------------------------------------
Johnson & Johnson                                                           1.3
--------------------------------------------------------------------------------
Chevron Corp.                                                               1.2
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                  1.2

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2006, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.


                  10 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology          21.7%
Financials                      18.1
Health Care                     13.4
Consumer Discretionary          11.7
Energy                          11.1
Industrials                     10.9
Consumer Staples                 6.2
Materials                        3.1
Telecommunication Services       2.9
Utilities                        0.9

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2006, and are based on the total market value of common stocks.

--------------------------------------------------------------------------------


                  11 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                  12 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

CLASS Y shares of the Fund were first publicly offered on 9/25/00. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  13 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                  14 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                              BEGINNING        ENDING         EXPENSES
                              ACCOUNT          ACCOUNT        PAID DURING
                              VALUE            VALUE          6 MONTHS ENDED
                              (8/1/05)         (1/31/06)      JANUARY 31, 2006
--------------------------------------------------------------------------------
Class A Actual                $1,000.00        $1,072.00       $ 5.66
--------------------------------------------------------------------------------
Class A Hypothetical           1,000.00         1,019.76         5.51
--------------------------------------------------------------------------------
Class B Actual                 1,000.00         1,068.00        10.11
--------------------------------------------------------------------------------
Class B Hypothetical           1,000.00         1,015.48         9.85
--------------------------------------------------------------------------------
Class C Actual                 1,000.00         1,067.70         9.58
--------------------------------------------------------------------------------
Class C Hypothetical           1,000.00         1,015.98         9.34
--------------------------------------------------------------------------------
Class N Actual                 1,000.00         1,070.20         7.70
--------------------------------------------------------------------------------
Class N Hypothetical           1,000.00         1,017.80         7.50
--------------------------------------------------------------------------------
Class Y Actual                 1,000.00         1,074.10         3.98
--------------------------------------------------------------------------------
Class Y Hypothetical           1,000.00         1,021.37         3.88

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2006 are as follows:

CLASS             EXPENSE RATIOS
--------------------------------
Class A                1.08%
--------------------------------
Class B                1.93
--------------------------------
Class C                1.83
--------------------------------
Class N                1.47
--------------------------------
Class Y                0.76

--------------------------------------------------------------------------------


                  15 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.6%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.5%
ArvinMeritor, Inc.                                      94,400    $    1,647,280
--------------------------------------------------------------------------------
Autoliv, Inc.                                           10,400           509,496
--------------------------------------------------------------------------------
Borg-Warner
Automotive, Inc.                                        10,600           584,378
--------------------------------------------------------------------------------
Dana Corp.                                             138,000           672,060
--------------------------------------------------------------------------------
Goodyear Tire
& Rubber Co. (The) 1,2                                 159,300         2,491,452
--------------------------------------------------------------------------------
Johnson Controls, Inc.                                  72,100         4,992,204
--------------------------------------------------------------------------------
Modine Manufacturing
Co.                                                     38,100         1,032,510
--------------------------------------------------------------------------------
Tenneco, Inc. 1                                         82,900         1,819,655
--------------------------------------------------------------------------------
TRW Automotive
Holdings Corp. 1                                        47,900         1,231,030
--------------------------------------------------------------------------------
Visteon Corp. 1                                        148,200           778,050
                                                                  --------------
                                                                      15,758,115

--------------------------------------------------------------------------------
AUTOMOBILES--0.6%
Fleetwood
Enterprises, Inc. 1                                     12,900           153,510
--------------------------------------------------------------------------------
Ford Motor Co.                                       1,055,900         9,059,622
--------------------------------------------------------------------------------
General Motors Corp.                                   125,700         3,024,342
--------------------------------------------------------------------------------
Harley-Davidson, Inc.                                  138,500         7,413,905
                                                                  --------------
                                                                      19,651,379

--------------------------------------------------------------------------------
DISTRIBUTORS--0.1%
Genuine Parts Co.                                       40,000         1,701,200
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.3%
Apollo Group, Inc.,
Cl. A 1                                                 68,600         3,818,962
--------------------------------------------------------------------------------
Career Education
Corp. 1                                                 53,400         1,734,966
--------------------------------------------------------------------------------
Jackson Hewitt Tax
Service, Inc.                                           58,400         1,475,184
--------------------------------------------------------------------------------
Service Corp.
International                                           60,600           495,708
--------------------------------------------------------------------------------
ServiceMaster Co.
(The)                                                    7,900           102,226

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES Continued
Weight Watchers
International, Inc. 1                                   30,900    $    1,453,536
                                                                  --------------
                                                                       9,080,582

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.6%
Aztar Corp. 1                                           20,800           641,888
--------------------------------------------------------------------------------
Brinker International,
Inc.                                                     8,900           362,230
--------------------------------------------------------------------------------
Choice Hotels International,
Inc.                                                    61,500         2,923,095
--------------------------------------------------------------------------------
Darden Restaurants,
Inc.                                                    22,700           922,982
--------------------------------------------------------------------------------
Domino's Pizza, Inc.                                    57,400         1,429,834
--------------------------------------------------------------------------------
International Game
Technology                                              37,900         1,356,062
--------------------------------------------------------------------------------
McDonald's Corp.                                       188,800         6,609,888
--------------------------------------------------------------------------------
Six Flags, Inc. 1                                       29,100           337,851
--------------------------------------------------------------------------------
Vail Resorts, Inc. 1                                     1,000            30,390
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                      119,900         5,931,453
                                                                  --------------
                                                                      20,545,673

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.5%
American Greetings
Corp., Cl. A                                            54,100         1,104,181
--------------------------------------------------------------------------------
Beazer Homes
USA, Inc. 2                                             18,900         1,376,676
--------------------------------------------------------------------------------
Black & Decker Corp.                                    11,600         1,001,080
--------------------------------------------------------------------------------
Champion Enterprises,
Inc. 1                                                  17,500           239,925
--------------------------------------------------------------------------------
D.R. Horton, Inc.                                       15,600           582,192
--------------------------------------------------------------------------------
Ethan Allen Interiors,
Inc.                                                    11,000           467,610
--------------------------------------------------------------------------------
Furniture Brands
International, Inc.                                     78,700         1,893,522
--------------------------------------------------------------------------------
La-Z-Boy, Inc.                                           9,500           155,230
--------------------------------------------------------------------------------
Lennar Corp., Cl. A                                     41,400         2,589,984
--------------------------------------------------------------------------------
MDC Holdings, Inc.                                      20,200         1,281,690
--------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                 39,300           929,052
--------------------------------------------------------------------------------
Ryland Group, Inc.
(The)                                                   13,100           947,916
--------------------------------------------------------------------------------
Snap-On, Inc.                                           27,400         1,099,562


                  16 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES Continued
Stanley Works (The)                                     21,800    $    1,069,072
--------------------------------------------------------------------------------
Whirlpool Corp.                                         15,300         1,234,404
                                                                  --------------
                                                                      15,972,096

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.2%
Blue Nile, Inc. 1,2                                     18,100           676,035
--------------------------------------------------------------------------------
eBay, Inc. 1                                           115,000         4,956,500
--------------------------------------------------------------------------------
Insight Enterprises,
Inc. 1                                                  71,000         1,484,610
                                                                  --------------
                                                                       7,117,145

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Hasbro, Inc.                                           136,000         2,883,200
--------------------------------------------------------------------------------
Mattel, Inc.                                            36,700           605,550
--------------------------------------------------------------------------------
Oakley, Inc.                                            27,100           424,115
--------------------------------------------------------------------------------
RC2 Corp. 1                                              1,100            38,357
                                                                  --------------
                                                                       3,951,222

--------------------------------------------------------------------------------
MEDIA--3.0%
Belo Corp., Cl. A                                       32,300           736,763
--------------------------------------------------------------------------------
Cablevision Systems
Corp., New York
Group, Cl. A 1                                          56,600         1,392,360
--------------------------------------------------------------------------------
CBS Corp., Cl. B                                       207,264         5,415,808
--------------------------------------------------------------------------------
Citadel Broadcasting
Corp.                                                   98,200         1,207,860
--------------------------------------------------------------------------------
Clear Channel
Communications, Inc.                                   254,000         7,434,580
--------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                                 135,000         3,755,700
--------------------------------------------------------------------------------
Cox Radio, Inc., Cl. A 1                                32,700           461,070
--------------------------------------------------------------------------------
Emmis Communications
Corp., Cl. A 1                                           5,600            99,624
--------------------------------------------------------------------------------
Entercom Communications
Corp. 1                                                 29,400           887,586
--------------------------------------------------------------------------------
Gannett Co., Inc.                                       92,800         5,735,040
--------------------------------------------------------------------------------
Liberty Corp.                                            3,200           151,552
--------------------------------------------------------------------------------
Liberty Media Corp.,
Cl. A 1                                                436,600         3,649,976
--------------------------------------------------------------------------------
Live Nation 1                                           25,862           459,051
--------------------------------------------------------------------------------
McGraw-Hill Cos., Inc.
(The)                                                   53,000         2,705,120

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
News Corp., Inc., Cl. A                                608,100    $    9,583,656
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                     59,900         4,899,221
--------------------------------------------------------------------------------
R.H. Donnelley Corp. 1                                  24,100         1,581,442
--------------------------------------------------------------------------------
Sinclair Broadcast
Group, Inc., Cl. A                                     114,800           913,808
--------------------------------------------------------------------------------
Time Warner, Inc.                                    1,484,100        26,016,273
--------------------------------------------------------------------------------
Univision
Communications,
Inc., Cl. A 1                                            1,000            31,840
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B 1                                  207,264         8,597,311
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                  275,000         6,960,250
--------------------------------------------------------------------------------
Westwood One, Inc.                                      21,600           323,784
--------------------------------------------------------------------------------
Wiley (John) & Sons,
Inc., Cl. A                                             54,600         2,069,340
--------------------------------------------------------------------------------
World Wrestling
Federation
Entertainment, Inc.                                     15,200           222,680
                                                                  --------------
                                                                      95,291,695

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.3%
99 Cents Only Stores 1                                   9,700           101,268
--------------------------------------------------------------------------------
Big Lots, Inc. 1                                        31,200           417,144
--------------------------------------------------------------------------------
Dollar General Corp.                                   109,500         1,850,550
--------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 1                             112,500         2,788,875
--------------------------------------------------------------------------------
Federated Department
Stores, Inc.                                           118,800         7,915,644
--------------------------------------------------------------------------------
J.C. Penney Co., Inc.
(Holding Co.)                                          148,100         8,263,980
--------------------------------------------------------------------------------
Kohl's Corp. 1                                          96,300         4,274,757
--------------------------------------------------------------------------------
Nordstrom, Inc.                                        197,400         8,235,528
--------------------------------------------------------------------------------
Saks, Inc. 1                                             2,400            46,344
--------------------------------------------------------------------------------
Sears Holdings Corp. 1                                   2,100           255,024
--------------------------------------------------------------------------------
Stage Stores, Inc.                                       7,700           228,613
--------------------------------------------------------------------------------
Stein Mart, Inc.                                        23,900           396,262
--------------------------------------------------------------------------------
Target Corp.                                           152,900         8,371,275
                                                                  --------------
                                                                      43,145,264

--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.8%
Advance Auto Parts,
Inc. 1                                                  13,350           581,660


                  17 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------
                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
American Eagle
Outfitters, Inc.                                       112,500    $    3,035,250
--------------------------------------------------------------------------------
AnnTaylor Stores Corp. 1                                41,900         1,396,108
--------------------------------------------------------------------------------
AutoNation, Inc. 1                                     132,600         2,955,654
--------------------------------------------------------------------------------
AutoZone, Inc. 1                                         4,000           391,000
--------------------------------------------------------------------------------
Barnes & Noble, Inc.                                    62,100         2,634,282
--------------------------------------------------------------------------------
Bed Bath & Beyond,
Inc. 1                                                  90,700         3,393,087
--------------------------------------------------------------------------------
Best Buy Co., Inc.                                     185,900         9,417,694
--------------------------------------------------------------------------------
Building Materials
Holding Corp.                                           14,300         1,132,131
--------------------------------------------------------------------------------
Burlington Coat Factory
Warehouse Corp.                                         26,200         1,170,616
--------------------------------------------------------------------------------
Charming Shoppes, Inc. 1                               160,000         1,945,600
--------------------------------------------------------------------------------
Chico's FAS, Inc. 1                                     55,800         2,430,648
--------------------------------------------------------------------------------
Children's Place Retail
Stores, Inc. 1                                          31,000         1,357,490
--------------------------------------------------------------------------------
Circuit City Stores, Inc./
Circuit City Group                                      91,600         2,309,236
--------------------------------------------------------------------------------
Claire's Stores, Inc.                                   59,400         1,880,604
--------------------------------------------------------------------------------
Gap, Inc. (The)                                        404,800         7,322,832
--------------------------------------------------------------------------------
Genesco, Inc. 1                                         37,400         1,456,730
--------------------------------------------------------------------------------
Group 1 Automotive,
Inc. 1                                                  20,300           699,944
--------------------------------------------------------------------------------
Guess?, Inc. 1                                          43,100         1,828,733
--------------------------------------------------------------------------------
Gymboree Corp. 1                                        23,300           574,112
--------------------------------------------------------------------------------
Hibbett Sporting
Goods, Inc. 1                                           24,450           749,393
--------------------------------------------------------------------------------
Home Depot, Inc.                                       600,000        24,330,000
--------------------------------------------------------------------------------
Limited Brands, Inc.                                    11,500           272,090
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                      225,300        14,317,815
--------------------------------------------------------------------------------
Men's Wearhouse, Inc.
(The) 1                                                 51,850         1,771,715
--------------------------------------------------------------------------------
NetFlix.com, Inc. 1                                     21,700           597,835
--------------------------------------------------------------------------------
Office Depot, Inc. 1                                    91,400         3,029,910
--------------------------------------------------------------------------------
OfficeMax, Inc.                                         26,600           759,962
--------------------------------------------------------------------------------
Pacific Sunwear of
California, Inc. 1                                      41,900         1,026,969
--------------------------------------------------------------------------------
Payless ShoeSource,
Inc. 1                                                  11,600           282,576
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL  Continued
RadioShack Corp.                                        90,000    $    1,998,000
--------------------------------------------------------------------------------
Ross Stores, Inc.                                       17,600           501,600
--------------------------------------------------------------------------------
Sonic Automotive, Inc.                                  23,800           560,014
--------------------------------------------------------------------------------
Sports Authority, Inc.
(The) 1                                                 46,000         1,689,120
--------------------------------------------------------------------------------
Staples, Inc.                                          456,750        10,829,543
--------------------------------------------------------------------------------
Talbots, Inc. (The)                                     41,200         1,148,244
--------------------------------------------------------------------------------
Tiffany & Co.                                           27,200         1,025,440
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                   151,100         3,857,583
--------------------------------------------------------------------------------
Too, Inc. 1                                             50,400         1,458,072
--------------------------------------------------------------------------------
Tuesday Morning
Corp.                                                   21,100           449,008
--------------------------------------------------------------------------------
United Auto Group,
Inc.                                                    42,600         1,631,580
--------------------------------------------------------------------------------
Zale Corp. 1                                            28,400           696,084
                                                                  --------------
                                                                     120,895,964

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.6%
Coach, Inc. 1                                          208,100         7,481,195
--------------------------------------------------------------------------------
Columbia Sportswear Co. 1                               14,300           738,595
--------------------------------------------------------------------------------
Jones Apparel
Group, Inc.                                             37,400         1,169,872
--------------------------------------------------------------------------------
K-Swiss, Inc., Cl. A                                    33,000         1,044,450
--------------------------------------------------------------------------------
Liz Claiborne, Inc.                                     41,700         1,447,824
--------------------------------------------------------------------------------
Nike, Inc., Cl. B                                       26,200         2,120,890
--------------------------------------------------------------------------------
Phillips/Van Heusen
Corp.                                                   19,200           693,696
--------------------------------------------------------------------------------
Timberland Co., Cl. A 1                                 74,100         2,590,536
--------------------------------------------------------------------------------
Tommy Hilfiger Corp. 1                                  69,600         1,148,400
--------------------------------------------------------------------------------
Warnaco Group, Inc.
(The) 1                                                  6,700           166,294
--------------------------------------------------------------------------------
Wolverine World
Wide, Inc.                                              19,850           477,393
                                                                  --------------
                                                                      19,079,145

--------------------------------------------------------------------------------
CONSUMER STAPLES--6.2%
--------------------------------------------------------------------------------
BEVERAGES--0.8%
Brown-Forman Corp., Cl. B                               17,000         1,205,640
--------------------------------------------------------------------------------
Coca-Cola Co. (The)                                    272,100        11,259,498


                  18 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
BEVERAGES Continued
Pepsi Bottling Group,
Inc. (The)                                              90,400    $    2,621,600
--------------------------------------------------------------------------------
PepsiAmericas, Inc.                                     25,800           631,842
--------------------------------------------------------------------------------
PepsiCo, Inc.                                          186,100        10,641,198
                                                                  --------------
                                                                      26,359,778

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.7%
Albertson's, Inc.                                      114,000         2,867,100
--------------------------------------------------------------------------------
Casey's General
Stores, Inc.                                            37,200           946,740
--------------------------------------------------------------------------------
Costco Wholesale
Corp.                                                   37,800         1,885,842
--------------------------------------------------------------------------------
Kroger Co. (The) 1                                     415,700         7,648,880
--------------------------------------------------------------------------------
Performance Food
Group Co. 1                                             20,900           576,213
--------------------------------------------------------------------------------
Rite Aid Corp. 1                                        27,400            98,366
--------------------------------------------------------------------------------
Safeway, Inc.                                          373,800         8,761,872
--------------------------------------------------------------------------------
SUPERVALU, Inc.                                         62,000         1,979,660
--------------------------------------------------------------------------------
Sysco Corp.                                            109,900         3,371,732
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                  396,000        18,259,560
--------------------------------------------------------------------------------
Walgreen Co.                                            33,400         1,445,552
--------------------------------------------------------------------------------
Whole Foods
Market, Inc.                                            81,400         6,013,018
                                                                  --------------
                                                                      53,854,535

--------------------------------------------------------------------------------
FOOD PRODUCTS--0.9%
Archer-Daniels-
Midland Co.                                            139,700         4,400,550
--------------------------------------------------------------------------------
Campbell Soup Co.                                       65,300         1,954,429
--------------------------------------------------------------------------------
Dean Foods Co. 1                                        53,500         2,029,255
--------------------------------------------------------------------------------
Del Monte Foods Co.                                    247,100         2,641,499
--------------------------------------------------------------------------------
Flowers Foods, Inc.                                     79,225         2,179,480
--------------------------------------------------------------------------------
General Mills, Inc.                                     88,100         4,282,541
--------------------------------------------------------------------------------
Gold Kist
Holdings, Inc. 1                                        88,000         1,329,680
--------------------------------------------------------------------------------
Heinz (H.J.) Co.                                        53,800         1,825,972
--------------------------------------------------------------------------------
Pilgrim's Pride Corp.,
Cl. B                                                   68,200         1,659,988
--------------------------------------------------------------------------------
Sara Lee Corp.                                         204,600         3,740,088
--------------------------------------------------------------------------------
Seaboard Corp.                                           1,200         1,763,988

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
FOOD PRODUCTS Continued
Tyson Foods, Inc., Cl. A                                45,500    $      652,015
                                                                  --------------
                                                                      28,459,485

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.3%
Energizer Holdings, Inc. 1                              24,700         1,336,517
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                                    14,800           845,376
--------------------------------------------------------------------------------
Playtex Products, Inc. 1                                34,700           465,674
--------------------------------------------------------------------------------
Procter & Gamble Co.
(The)                                                  642,767        38,071,089
                                                                  --------------
                                                                      40,718,656

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.2%
Avon Products, Inc.                                    186,500         5,281,680
--------------------------------------------------------------------------------
TOBACCO--1.3%
Altria Group, Inc.                                     460,200        33,290,868
--------------------------------------------------------------------------------
Loews Corp./Carolina
Group                                                   35,400         1,632,648
--------------------------------------------------------------------------------
Reynolds American,
Inc.                                                    78,500         7,938,705
--------------------------------------------------------------------------------
UST, Inc.                                               14,500           564,630
--------------------------------------------------------------------------------
Vector Group Ltd.                                        3,400            61,778
                                                                  --------------
                                                                      43,488,629

--------------------------------------------------------------------------------
ENERGY--11.0%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.8%
Ensign Energy
Services, Inc.                                          45,000         1,896,712
--------------------------------------------------------------------------------
Grey Wolf, Inc. 1                                      214,800         1,890,240
--------------------------------------------------------------------------------
Halliburton Co.                                         27,700         2,203,535
--------------------------------------------------------------------------------
Helmerich &
Payne, Inc.                                              1,100            86,196
--------------------------------------------------------------------------------
Lone Star Technologies,
Inc. 1                                                  29,100         1,655,790
--------------------------------------------------------------------------------
Maverick Tube Corp. 1                                   20,300           971,355
--------------------------------------------------------------------------------
NS Group, Inc. 1                                        40,200         1,817,040
--------------------------------------------------------------------------------
Precision Drilling Trust                                10,000           333,611
--------------------------------------------------------------------------------
Tetra Technologies,
Inc. 1                                                   2,350            93,248
--------------------------------------------------------------------------------
Transocean, Inc. 1                                      98,000         7,952,700
--------------------------------------------------------------------------------
Trican Well Service
Ltd. 1                                                  55,200         2,918,348


                  19 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------
                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Universal Compression
Holdings, Inc. 1                                        24,800    $    1,190,400
--------------------------------------------------------------------------------
Veritas DGC, Inc. 1                                     48,000         2,162,880
                                                                  --------------
                                                                      25,172,055

--------------------------------------------------------------------------------
OIL & GAS--10.2%
Alberta Clipper
Energy, Inc. 1                                          84,317           264,266
--------------------------------------------------------------------------------
Amerada Hess Corp.                                      40,400         6,253,920
--------------------------------------------------------------------------------
Anadarko Petroleum
Corp.                                                  110,000        11,860,200
--------------------------------------------------------------------------------
Apache Corp.                                           125,000         9,441,250
--------------------------------------------------------------------------------
Atlas Energy Ltd. 1                                    500,000         2,348,448
--------------------------------------------------------------------------------
ATP Oil & Gas Corp. 1                                    3,700           157,435
--------------------------------------------------------------------------------
Basic Energy
Services, Inc. 1                                        23,600           661,980
--------------------------------------------------------------------------------
Burlington Resources,
Inc.                                                   156,700        14,300,442
--------------------------------------------------------------------------------
Canadian Natural
Resources Ltd.                                          78,400         4,859,348
--------------------------------------------------------------------------------
Chamaelo Exploration
Ltd. 1                                                 383,120         2,589,899
--------------------------------------------------------------------------------
Chevron Corp.                                          668,271        39,681,942
--------------------------------------------------------------------------------
Clear Energy, Inc. 1                                   239,466         1,028,040
--------------------------------------------------------------------------------
Comstock Resources,
Inc. 1                                                  41,000         1,312,000
--------------------------------------------------------------------------------
ConocoPhillips                                         458,000        29,632,600
--------------------------------------------------------------------------------
Cyries Energy, Inc. 1                                   90,820         1,219,917
--------------------------------------------------------------------------------
Delphi Energy Corp. 1                                  150,000           670,295
--------------------------------------------------------------------------------
Devon Energy Corp.                                     125,000         8,526,250
--------------------------------------------------------------------------------
Duvernay Oil Corp. 1                                    64,500         2,542,514
--------------------------------------------------------------------------------
Encore Acquisition
Co. 1                                                    2,600            93,990
--------------------------------------------------------------------------------
EOG Resources, Inc.                                     50,000         4,227,000
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                    1,505,200        94,451,295
--------------------------------------------------------------------------------
Forest Oil Corp. 1                                       3,900           200,850
--------------------------------------------------------------------------------
Galleon Energy, Inc.,
Cl. A 1                                                 11,500           247,961
--------------------------------------------------------------------------------
General Maritime
Corp.                                                   23,200           870,928

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Giant Industries, Inc. 1                                21,200    $    1,481,668
--------------------------------------------------------------------------------
Highpine Oil &
Gas Ltd. 1                                              18,400           394,153
--------------------------------------------------------------------------------
Holly Corp.                                             13,000           956,800
--------------------------------------------------------------------------------
KCS Energy, Inc. 1                                      67,100         1,947,913
--------------------------------------------------------------------------------
Kerr-McGee Corp.                                        64,629         7,134,395
--------------------------------------------------------------------------------
Marathon Oil Corp.                                     130,000         9,993,100
--------------------------------------------------------------------------------
Mission Oil &
Gas, Inc. 1                                             64,495           494,874
--------------------------------------------------------------------------------
Mission Oil &
Gas, Inc. 1,3                                           74,500           571,643
--------------------------------------------------------------------------------
Murphy Oil Corp.                                         8,300           473,100
--------------------------------------------------------------------------------
Occidental Petroleum
Corp.                                                  124,238        12,139,295
--------------------------------------------------------------------------------
OMI Corp.                                               60,000         1,053,600
--------------------------------------------------------------------------------
Overseas Shipholding
Group, Inc.                                             47,400         2,444,892
--------------------------------------------------------------------------------
Paramount Resources
Ltd., Cl. A 1                                          193,600         6,110,285
--------------------------------------------------------------------------------
Petrohawk Energy
Corp. 1                                                 39,300           628,800
--------------------------------------------------------------------------------
ProEx Energy Ltd. 1                                     55,720           723,007
--------------------------------------------------------------------------------
ProspEx Resources
Ltd. 1                                                  72,240           237,830
--------------------------------------------------------------------------------
Real Resources, Inc. 1                                  40,000           971,336
--------------------------------------------------------------------------------
Remington Oil &
Gas Corp. 1                                             35,000         1,568,000
--------------------------------------------------------------------------------
Sunoco, Inc.                                           109,800        10,452,960
--------------------------------------------------------------------------------
Swift Energy Co. 1                                      36,800         1,818,656
--------------------------------------------------------------------------------
Talisman Energy, Inc.                                   77,400         4,709,029
--------------------------------------------------------------------------------
Tesoro Corp.                                            50,400         3,652,488
--------------------------------------------------------------------------------
Thunder Energy Trust                                   126,488         1,273,708
--------------------------------------------------------------------------------
Trilogy Energy Trust                                    50,300         1,009,047
--------------------------------------------------------------------------------
True Energy Trust                                       20,000           349,414
--------------------------------------------------------------------------------
Tusk Energy Corp. 1                                    291,600           972,811
--------------------------------------------------------------------------------
Tusk Energy Corp. 1,3                                  258,700           863,053
--------------------------------------------------------------------------------
Valero Energy Corp.                                    110,202         6,879,911
--------------------------------------------------------------------------------
Vault Energy Trust                                      45,800           422,194
--------------------------------------------------------------------------------
Western Refining, Inc. 1                               145,100         2,720,625


                  20 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Whiting Petroleum
Corp. 1                                                 40,400    $    1,870,520
--------------------------------------------------------------------------------
XTO Energy, Inc.                                        92,000         4,515,360
                                                                  --------------
                                                                     328,277,237

--------------------------------------------------------------------------------
FINANCIALS--17.9%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.5%
Ameriprise Financial,
Inc.                                                    56,540         2,300,613
--------------------------------------------------------------------------------
Bank of New York Co., Inc.
(The)                                                  196,500         6,250,665
--------------------------------------------------------------------------------
Knight Capital Group, Inc.,
Cl. A 1                                                  3,900            44,421
--------------------------------------------------------------------------------
Mellon Financial Corp.                                  56,200         1,982,174
--------------------------------------------------------------------------------
Northern Trust Corp.                                    45,400         2,370,334
--------------------------------------------------------------------------------
TD Ameritrade
Holding Corp.                                          108,000         2,185,920
                                                                  --------------
                                                                      15,134,127

--------------------------------------------------------------------------------
COMMERCIAL BANKS--4.1%
Astoria Financial Corp.                                 65,050         1,873,440
--------------------------------------------------------------------------------
Bank of America Corp.                                1,029,441        45,532,176
--------------------------------------------------------------------------------
Bank of Hawaii Corp.                                    15,000           783,150
--------------------------------------------------------------------------------
BB&T Corp.                                              68,100         2,658,624
--------------------------------------------------------------------------------
Comerica, Inc.                                          57,200         3,172,884
--------------------------------------------------------------------------------
Corus Bankshares, Inc.                                  16,300         1,046,623
--------------------------------------------------------------------------------
Fifth Third Bancorp                                     27,700         1,040,689
--------------------------------------------------------------------------------
FirstFed Financial
Corp. 1                                                 10,700           670,890
--------------------------------------------------------------------------------
Golden West
Financial Corp.                                         33,100         2,337,522
--------------------------------------------------------------------------------
Greater Bay Bancorp                                      7,800           202,332
--------------------------------------------------------------------------------
KeyCorp                                                108,400         3,836,276
--------------------------------------------------------------------------------
M&T Bank Corp.                                          20,300         2,198,490
--------------------------------------------------------------------------------
MAF Bancorp, Inc.                                        2,800           120,372
--------------------------------------------------------------------------------
National City Corp.                                    145,200         4,962,936
--------------------------------------------------------------------------------
PNC Financial Services
Group, Inc.                                             44,500         2,886,270
--------------------------------------------------------------------------------
Provident Bankshares
Corp.                                                    1,400            51,422

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Provident Financial
Services, Inc.                                           1,100    $       20,130
--------------------------------------------------------------------------------
Regions Financial Corp.                                 73,700         2,445,366
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                                    68,800         4,915,760
--------------------------------------------------------------------------------
U.S. Bancorp                                           588,900        17,613,999
--------------------------------------------------------------------------------
UnionBanCal Corp.                                       42,600         2,858,034
--------------------------------------------------------------------------------
Wachovia Corp.                                         275,000        15,078,250
--------------------------------------------------------------------------------
Washington
Mutual, Inc.                                            60,855         2,575,384
--------------------------------------------------------------------------------
Wells Fargo & Co.                                      202,900        12,652,844
                                                                  --------------
                                                                     131,533,863

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.0%
Nelnet, Inc., Cl. A 1                                   11,200           460,320
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--7.5%
Advanta Corp., Cl. B                                    15,800           546,838
--------------------------------------------------------------------------------
American Express Co.                                   210,900        11,061,705
--------------------------------------------------------------------------------
AmeriCredit Corp. 1                                    113,600         3,267,136
--------------------------------------------------------------------------------
Asset Acceptance
Capital Corp. 1                                         50,600         1,234,640
--------------------------------------------------------------------------------
Capital One
Financial Corp.                                        125,164        10,426,161
--------------------------------------------------------------------------------
CapitalSource, Inc.                                        600            13,176
--------------------------------------------------------------------------------
Chicago Mercantile
Exchange (The)                                          18,100         7,660,825
--------------------------------------------------------------------------------
CIT Group, Inc.                                        114,100         6,086,094
--------------------------------------------------------------------------------
Citigroup, Inc.                                      1,205,000        56,128,900
--------------------------------------------------------------------------------
CompuCredit Corp. 1                                     12,100           485,936
--------------------------------------------------------------------------------
Eaton Vance Corp.                                       13,900           400,598
--------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The)                                      169,100        23,885,375
--------------------------------------------------------------------------------
Janus Capital
Group, Inc.                                             93,000         1,942,770
--------------------------------------------------------------------------------
Jefferies Group, Inc.                                    2,700           147,069
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                   831,352        33,046,242
--------------------------------------------------------------------------------
Lehman Brothers
Holdings, Inc.                                         115,500        16,221,975
--------------------------------------------------------------------------------
Merrill Lynch &
Co., Inc.                                              320,000        24,022,400
--------------------------------------------------------------------------------
Moody's Corp.                                           24,400         1,545,008
--------------------------------------------------------------------------------
Morgan Stanley                                         432,200        26,558,690


                  21 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------
                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Piper Jaffray Cos., Inc. 1                               2,200    $       98,626
--------------------------------------------------------------------------------
Raymond James
Financial, Inc.                                          4,100           174,496
--------------------------------------------------------------------------------
Schwab (Charles)
Corp.                                                  509,600         7,536,984
--------------------------------------------------------------------------------
SEI Investments Co.                                     12,000           495,000
--------------------------------------------------------------------------------
State Street Corp.                                     105,500         6,378,530
--------------------------------------------------------------------------------
Student Loan Corp.
(The)                                                    4,800         1,051,200
--------------------------------------------------------------------------------
WFS Financial, Inc. 1                                    1,800           143,100
                                                                  --------------
                                                                     240,559,474

--------------------------------------------------------------------------------
INSURANCE--4.7%
AFLAC, Inc.                                             86,500         4,061,175
--------------------------------------------------------------------------------
Allstate Corp.                                         146,400         7,620,120
--------------------------------------------------------------------------------
AMBAC Financial
Group, Inc.                                              8,300           637,523
--------------------------------------------------------------------------------
American International
Group, Inc.                                            460,500        30,144,330
--------------------------------------------------------------------------------
AmerUs Group Co.                                        23,400         1,436,058
--------------------------------------------------------------------------------
Aon Corp.                                              179,300         6,135,646
--------------------------------------------------------------------------------
Arch Capital
Group Ltd. 1                                            25,000         1,358,500
--------------------------------------------------------------------------------
Argonaut Group, Inc. 1                                  37,600         1,336,680
--------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                     7,900           390,260
--------------------------------------------------------------------------------
Chubb Corp.                                             46,800         4,415,580
--------------------------------------------------------------------------------
Commerce Group, Inc.
(The)                                                    2,500           134,750
--------------------------------------------------------------------------------
Delphi Financial
Group, Inc., Cl. A                                      23,000         1,096,180
--------------------------------------------------------------------------------
Donegal Group,
Inc., Cl. A                                              5,100           118,575
--------------------------------------------------------------------------------
Erie Indemnity
Co., Cl. A                                                 600            31,800
--------------------------------------------------------------------------------
Everest Re Group Ltd.                                   11,500         1,111,475
--------------------------------------------------------------------------------
Fidelity National
Financial, Inc.                                         80,536         3,178,756
--------------------------------------------------------------------------------
Fidelity National Title
Group, Inc., Cl. A                                      10,366           252,723
--------------------------------------------------------------------------------
Genworth Financial,
Inc., Cl. A                                            148,000         4,848,480

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
Great American Financial
Resources, Inc.                                          6,100     $     139,385
--------------------------------------------------------------------------------
Harleysville Group, Inc.                                   400            11,024
--------------------------------------------------------------------------------
Hartford Financial
Services Group, Inc. (The)                             117,400         9,653,802
--------------------------------------------------------------------------------
Horace Mann
Educators Corp.                                         57,800         1,132,302
--------------------------------------------------------------------------------
Infinity Property &
Casualty Corp.                                          37,600         1,450,608
--------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                   10,100           589,133
--------------------------------------------------------------------------------
LandAmerica Financial
Group, Inc.                                             10,200           672,996
--------------------------------------------------------------------------------
Lincoln National Corp.                                  26,700         1,455,951
--------------------------------------------------------------------------------
Loews Corp.                                             18,900         1,865,241
--------------------------------------------------------------------------------
MBIA, Inc.                                              60,900         3,749,004
--------------------------------------------------------------------------------
MetLife, Inc.                                          209,700        10,518,552
--------------------------------------------------------------------------------
Ohio Casualty Corp.                                     77,300         2,329,822
--------------------------------------------------------------------------------
Old Republic International
Corp.                                                   12,875           276,169
--------------------------------------------------------------------------------
Phoenix Cos., Inc.
(The) 2                                                119,100         1,797,219
--------------------------------------------------------------------------------
Principal Financial
Group, Inc. (The)                                      196,000         9,243,360
--------------------------------------------------------------------------------
Progressive Corp.                                       32,900         3,455,816
--------------------------------------------------------------------------------
Protective Life Corp.                                    6,100           274,195
--------------------------------------------------------------------------------
Prudential Financial,
Inc.                                                   144,400        10,879,096
--------------------------------------------------------------------------------
RLI Corp.                                                1,800            98,370
--------------------------------------------------------------------------------
Safeco Corp.                                            30,600         1,598,850
--------------------------------------------------------------------------------
Selective Insurance
Group, Inc.                                             27,500         1,595,000
--------------------------------------------------------------------------------
St. Paul Travelers Cos.,
Inc. (The)                                             280,000        12,706,400
--------------------------------------------------------------------------------
StanCorp Financial
Group, Inc.                                             28,400         1,412,900
--------------------------------------------------------------------------------
State Auto
Financial Corp.                                         26,900         1,034,843
--------------------------------------------------------------------------------
Stewart Information
Services Corp.                                          11,400           609,330
--------------------------------------------------------------------------------
Torchmark Corp.                                         25,400         1,424,940


                  22 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
Transatlantic
Holdings, Inc.                                             400    $       25,340
--------------------------------------------------------------------------------
UICI                                                    38,600         1,410,058
--------------------------------------------------------------------------------
United Fire &
Casualty Co.                                             7,000           287,140
--------------------------------------------------------------------------------
Unitrin, Inc.                                           23,300         1,030,093
--------------------------------------------------------------------------------
Zenith National
Insurance Corp.                                         20,850         1,152,797
                                                                  --------------
                                                                     152,188,347

--------------------------------------------------------------------------------
REAL ESTATE--0.0%
Stratus Properties, Inc. 1                               2,300            54,183
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.1%
Accredited Home
Lenders Holding Co. 1                                   35,900         1,885,827
--------------------------------------------------------------------------------
Commercial Capital
Bancorp, Inc.                                           37,800           590,058
--------------------------------------------------------------------------------
Countrywide Financial
Corp.                                                  218,100         7,293,264
--------------------------------------------------------------------------------
Fannie Mae                                             200,000        11,588,000
--------------------------------------------------------------------------------
Freddie Mac                                            108,600         7,369,596
--------------------------------------------------------------------------------
Fremont General
Corp.                                                   25,300           619,850
--------------------------------------------------------------------------------
MGIC Investment
Corp.                                                   45,600         3,010,056
--------------------------------------------------------------------------------
PMI Group, Inc. (The)                                   40,900         1,768,107
--------------------------------------------------------------------------------
Radian Group, Inc.                                      54,800         3,136,204
                                                                  --------------
                                                                      37,260,962

--------------------------------------------------------------------------------
HEALTH CARE--13.2%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--2.1%
Abgenix, Inc. 1                                         50,400         1,112,328
--------------------------------------------------------------------------------
Alkermes, Inc. 1                                        77,300         1,881,482
--------------------------------------------------------------------------------
Amgen, Inc. 1                                          420,000        30,613,800
--------------------------------------------------------------------------------
Applera Corp./Applied
Biosystems Group                                       116,100         3,290,274
--------------------------------------------------------------------------------
Biogen Idec, Inc. 1                                     12,600           563,850
--------------------------------------------------------------------------------
Cubist Pharmaceuticals,
Inc. 1                                                  29,600           640,544
--------------------------------------------------------------------------------
Genentech, Inc. 1                                       10,600           910,752
--------------------------------------------------------------------------------
Genzyme Corp.
(General Division) 1                                    14,000           993,160

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
Gilead Sciences, Inc. 1                                 94,700    $    5,764,389
--------------------------------------------------------------------------------
MedImmune, Inc. 1                                       18,200           620,984
--------------------------------------------------------------------------------
Sepracor, Inc. 1                                        25,300         1,439,823
--------------------------------------------------------------------------------
Techne Corp. 1                                          33,100         1,881,735
--------------------------------------------------------------------------------
Wyeth                                                  377,100        17,440,875
                                                                  --------------
                                                                      67,153,996

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.3%
Baxter International,
Inc.                                                   156,100         5,752,285
--------------------------------------------------------------------------------
Becton, Dickinson
& Co.                                                  107,300         6,953,040
--------------------------------------------------------------------------------
Bio-Rad Laboratories,
Inc., Cl. A 1                                            3,600           242,640
--------------------------------------------------------------------------------
Boston Scientific
Corp. 1                                                 52,500         1,148,175
--------------------------------------------------------------------------------
Cynosure, Inc.,
Cl. A 1                                                 46,900           959,105
--------------------------------------------------------------------------------
Guidant Corp.                                           52,400         3,856,640
--------------------------------------------------------------------------------
Idexx Laboratories,
Inc. 1                                                  19,000         1,459,580
--------------------------------------------------------------------------------
Kinetic Concepts,
Inc. 1                                                  33,900         1,226,841
--------------------------------------------------------------------------------
Medtronic, Inc.                                        189,900        10,723,653
--------------------------------------------------------------------------------
Mentor Corp.                                            50,500         2,272,500
--------------------------------------------------------------------------------
Millipore Corp. 1                                       23,900         1,643,842
--------------------------------------------------------------------------------
PerkinElmer, Inc.                                       64,200         1,459,908
--------------------------------------------------------------------------------
Thermo Electron
Corp. 1                                                 20,500           689,620
--------------------------------------------------------------------------------
Thoratec Corp. 1                                         1,800            45,540
--------------------------------------------------------------------------------
Varian, Inc. 1                                          18,400           706,008
--------------------------------------------------------------------------------
Waters Corp. 1                                          47,100         1,975,845
                                                                  --------------
                                                                      41,115,222

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.9%
Aetna, Inc.                                             90,400         8,750,720
--------------------------------------------------------------------------------
American Healthways,
Inc. 1                                                  30,000         1,340,400
--------------------------------------------------------------------------------
AmerisourceBergen
Corp.                                                   85,600         3,735,584
--------------------------------------------------------------------------------
Beverly Enterprises,
Inc. 1                                                 127,700         1,559,217


                  23 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------
                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES  Continued
Cardinal Health, Inc.                                  157,300    $   11,331,892
--------------------------------------------------------------------------------
Caremark Rx, Inc. 1                                    233,400        11,506,620
--------------------------------------------------------------------------------
CIGNA Corp.                                             87,200        10,603,520
--------------------------------------------------------------------------------
Coventry Health
Care, Inc. 1                                            46,350         2,761,070
--------------------------------------------------------------------------------
Express Scripts, Inc. 1                                 86,000         7,850,940
--------------------------------------------------------------------------------
Genesis HealthCare
Corp. 1                                                 34,000         1,246,100
--------------------------------------------------------------------------------
HCA, Inc.                                              199,600         9,796,368
--------------------------------------------------------------------------------
Health Net, Inc.                                        62,400         3,080,688
--------------------------------------------------------------------------------
Humana, Inc. 1                                          74,500         4,154,865
--------------------------------------------------------------------------------
IMS Health, Inc.                                        57,067         1,403,848
--------------------------------------------------------------------------------
Magellan Health
Services, Inc. 1                                        18,800           685,824
--------------------------------------------------------------------------------
Manor Care, Inc.                                        38,300         1,497,530
--------------------------------------------------------------------------------
McKesson Corp.                                         199,500        10,573,500
--------------------------------------------------------------------------------
Medco Health
Solutions, Inc. 1                                      187,272        10,131,415
--------------------------------------------------------------------------------
Omnicare, Inc.                                          28,700         1,426,390
--------------------------------------------------------------------------------
Pediatrix Medical
Group, Inc. 1                                           29,100         2,551,488
--------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                120,200         5,941,486
--------------------------------------------------------------------------------
Schein (Henry), Inc. 1                                  58,400         2,723,776
--------------------------------------------------------------------------------
Sierra Health
Services, Inc. 1                                        62,600         2,480,212
--------------------------------------------------------------------------------
Trizetto Group, Inc. 1                                  69,800         1,281,528
--------------------------------------------------------------------------------
UnitedHealth
Group, Inc.                                            314,650        18,696,503
--------------------------------------------------------------------------------
Universal Health
Services, Inc., Cl. B                                   22,300         1,059,473
--------------------------------------------------------------------------------
WellCare Health
Plans, Inc. 1                                           29,600         1,196,728
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                      243,990        18,738,432
                                                                  --------------
                                                                     158,106,117

--------------------------------------------------------------------------------
PHARMACEUTICALS--4.9%
Abbott Laboratories                                    248,300        10,714,145
--------------------------------------------------------------------------------
Allergan, Inc.                                          56,900         6,623,160
--------------------------------------------------------------------------------
Alpharma, Inc., Cl. A                                   55,000         1,839,750
--------------------------------------------------------------------------------
Andrx Corp. 1                                           36,200           635,310

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
PHARMACEUTICALS  Continued
Barr Pharmaceuticals,
Inc. 1                                                  39,100    $    2,564,178
--------------------------------------------------------------------------------
Bristol-Myers
Squibb Co.                                             219,000         4,991,010
--------------------------------------------------------------------------------
Eli Lilly & Co.                                         51,600         2,921,592
--------------------------------------------------------------------------------
Endo Pharmaceuticals
Holdings, Inc. 1                                        70,100         2,011,870
--------------------------------------------------------------------------------
Forest Laboratories,
Inc. 1                                                 148,100         6,854,068
--------------------------------------------------------------------------------
Johnson & Johnson                                      704,400        40,531,176
--------------------------------------------------------------------------------
King Pharmaceuticals,
Inc. 1                                                 182,600         3,423,750
--------------------------------------------------------------------------------
Kos Pharmaceuticals,
Inc. 1                                                  45,000         1,971,450
--------------------------------------------------------------------------------
Medicis Pharmaceutical
Corp., Cl. A                                            12,300           380,193
--------------------------------------------------------------------------------
Merck & Co., Inc.                                      585,700        20,206,650
--------------------------------------------------------------------------------
Mylan Laboratories,
Inc.                                                    52,600         1,036,220
--------------------------------------------------------------------------------
Pfizer, Inc.                                         1,938,500        49,780,680
--------------------------------------------------------------------------------
Watson Pharmaceuticals,
Inc. 1                                                  85,100         2,815,959
                                                                  --------------
                                                                     159,301,161

--------------------------------------------------------------------------------
INDUSTRIALS--10.8%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.1%
Alliant Techsystems,
Inc. 1                                                  35,200         2,728,000
--------------------------------------------------------------------------------
Armor Holdings, Inc. 1                                   3,200           152,544
--------------------------------------------------------------------------------
BE Aerospace, Inc. 1                                    51,800         1,088,836
--------------------------------------------------------------------------------
Boeing Co.                                             375,000        25,616,250
--------------------------------------------------------------------------------
DRS Technologies, Inc.                                  17,300           859,637
--------------------------------------------------------------------------------
General Dynamics
Corp.                                                   66,400         7,726,304
--------------------------------------------------------------------------------
Honeywell International,
Inc.                                                   255,700         9,823,994
--------------------------------------------------------------------------------
Lockheed Martin
Corp.                                                  167,300        11,317,845
--------------------------------------------------------------------------------
Northrop Grumman
Corp.                                                  197,300        12,258,249
--------------------------------------------------------------------------------
Precision Castparts
Corp.                                                   67,400         3,366,630


                  24 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE  Continued
Raytheon Co.                                           274,900    $   11,262,653
--------------------------------------------------------------------------------
United Technologies
Corp.                                                  211,400        12,339,418
                                                                  --------------
                                                                      98,540,360

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.1%
EGL, Inc. 1                                             39,600         1,620,036
--------------------------------------------------------------------------------
Forward Air Corp.                                        3,500           136,500
--------------------------------------------------------------------------------
Hub Group, Inc., Cl. A 1                                21,800           923,230
                                                                  --------------
                                                                       2,679,766

--------------------------------------------------------------------------------
AIRLINES--0.2%
Alaska Air Group, Inc. 1                                43,800         1,398,534
--------------------------------------------------------------------------------
AMR Corp. 1                                            150,000         3,405,000
--------------------------------------------------------------------------------
Continental Airlines,
Inc., Cl. B 1,2                                        103,000         2,153,730
--------------------------------------------------------------------------------
SkyWest, Inc.                                            5,900           172,162
                                                                  --------------
                                                                       7,129,426

--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.5%
American Standard
Cos., Inc.                                              68,800         2,476,800
--------------------------------------------------------------------------------
Builders FirstSource,
Inc. 1                                                   7,100           177,784
--------------------------------------------------------------------------------
Crane Co.                                               75,900         2,832,588
--------------------------------------------------------------------------------
Lennox International,
Inc.                                                    14,400           460,080
--------------------------------------------------------------------------------
Masco Corp.                                            177,900         5,274,735
--------------------------------------------------------------------------------
Universal Forest
Products, Inc.                                          10,300           589,881
--------------------------------------------------------------------------------
USG Corp. 1                                             42,100         4,007,920
                                                                  --------------
                                                                      15,819,788

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.0%
Administaff, Inc.                                       13,600           585,344
--------------------------------------------------------------------------------
Cendant Corp.                                          522,400         8,744,976
--------------------------------------------------------------------------------
Corporate Executive
Board Co.                                               21,900         1,842,666
--------------------------------------------------------------------------------
Deluxe Corp.                                            42,300         1,132,794
--------------------------------------------------------------------------------
Dun & Bradstreet
Corp. 1                                                 30,400         2,197,312
--------------------------------------------------------------------------------
HNI Corp.                                               52,600         3,035,020

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Labor Ready, Inc. 1                                      1,800    $       41,922
--------------------------------------------------------------------------------
Manpower, Inc.                                          52,100         2,804,543
--------------------------------------------------------------------------------
Miller (Herman), Inc.                                   53,100         1,608,930
--------------------------------------------------------------------------------
PHH Corp. 1                                             48,200         1,388,642
--------------------------------------------------------------------------------
Pitney Bowes, Inc.                                      66,100         2,825,114
--------------------------------------------------------------------------------
Robert Half
International, Inc.                                     55,800         2,038,374
--------------------------------------------------------------------------------
TeleTech
Holdings, Inc. 1                                        65,500           763,730
--------------------------------------------------------------------------------
Tetra Tech, Inc. 1                                      31,100           520,925
--------------------------------------------------------------------------------
United Stationers, Inc. 1                               16,400           820,492
--------------------------------------------------------------------------------
Waste Management,
Inc.                                                    75,800         2,393,764
                                                                  --------------
                                                                      32,744,548

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.2%
EMCOR Group, Inc. 1                                      9,100           746,382
--------------------------------------------------------------------------------
Foster Wheeler Ltd. 1                                   14,200           699,350
--------------------------------------------------------------------------------
Granite Construction,
Inc.                                                     2,700           109,296
--------------------------------------------------------------------------------
Quanta Services, Inc. 1                                 81,700         1,131,545
--------------------------------------------------------------------------------
URS Corp. 1                                             60,000         2,566,800
                                                                  --------------
                                                                       5,253,373

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Acuity Brands, Inc.                                     34,600         1,310,994
--------------------------------------------------------------------------------
Emerson Electric Co.                                    32,700         2,532,615
--------------------------------------------------------------------------------
General Cable Corp. 1                                   51,500         1,261,750
--------------------------------------------------------------------------------
Genlyte Group, Inc.
(The) 1                                                  1,800           104,112
--------------------------------------------------------------------------------
Rockwell Automation,
Inc.                                                   126,500         8,357,855
--------------------------------------------------------------------------------
Roper Industries, Inc.                                  57,700         2,328,195
--------------------------------------------------------------------------------
Woodward Governor Co.                                   10,100           944,855
                                                                  --------------
                                                                      16,840,376

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.7%
3M Co.                                                  67,600         4,917,900
--------------------------------------------------------------------------------
General Electric Co.                                 2,132,900        69,852,475
--------------------------------------------------------------------------------
Teleflex, Inc.                                          38,400         2,421,888


                  25 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------
                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES Continued
Tyco International Ltd.                                422,300    $   11,000,915
                                                                  --------------
                                                                      88,193,178

--------------------------------------------------------------------------------
MACHINERY--1.5%
AGCO Corp. 1                                            81,700         1,471,417
--------------------------------------------------------------------------------
Albany International
Corp., Cl. A                                            32,900         1,217,300
--------------------------------------------------------------------------------
Caterpillar, Inc.                                      154,200        10,470,180
--------------------------------------------------------------------------------
Cummins, Inc.                                            8,200           797,860
--------------------------------------------------------------------------------
Danaher Corp.                                           34,000         1,925,760
--------------------------------------------------------------------------------
Deere & Co.                                             41,400         2,970,864
--------------------------------------------------------------------------------
Eaton Corp.                                              4,800           317,760
--------------------------------------------------------------------------------
Esterline Technologies
Corp. 1                                                  6,400           264,768
--------------------------------------------------------------------------------
Flowserve Corp. 1                                       67,200         3,089,856
--------------------------------------------------------------------------------
Illinois Tool Works, Inc.                               97,400         8,209,846
--------------------------------------------------------------------------------
Ingersoll-Rand Co.
Ltd., Cl. A                                            159,200         6,251,784
--------------------------------------------------------------------------------
ITT Industries, Inc.                                    26,600         2,726,500
--------------------------------------------------------------------------------
Kaydon Corp.                                            12,000           401,280
--------------------------------------------------------------------------------
Lincoln Electric
Holdings, Inc.                                           3,800           169,138
--------------------------------------------------------------------------------
Manitowoc Co., Inc.
(The)                                                   15,300         1,017,450
--------------------------------------------------------------------------------
NACCO Industries,
Inc., Cl. A                                              6,000           821,040
--------------------------------------------------------------------------------
Nordson Corp.                                              200             9,084
--------------------------------------------------------------------------------
Parker-Hannifin Corp.                                   36,500         2,765,605
--------------------------------------------------------------------------------
SPX Corp.                                               59,000         2,814,890
--------------------------------------------------------------------------------
Terex Corp. 1                                           20,800         1,466,400
--------------------------------------------------------------------------------
Wabtec Corp.                                             3,400           107,338
                                                                  --------------
                                                                      49,286,120

--------------------------------------------------------------------------------
ROAD & RAIL--0.8%
Amerco, Inc.                                             7,500           607,725
--------------------------------------------------------------------------------
Arkansas Best Corp.                                     36,900         1,579,689
--------------------------------------------------------------------------------
Burlington Northern
Santa Fe Corp.                                         118,700         9,510,244
--------------------------------------------------------------------------------
Laidlaw International,
Inc.                                                     7,600           206,720
--------------------------------------------------------------------------------
Landstar System, Inc.                                   41,400         1,751,220

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
ROAD & RAIL Continued
Norfolk Southern
Corp.                                                  216,400    $   10,785,376
--------------------------------------------------------------------------------
Pacer International,
Inc.                                                    56,300         1,642,271
--------------------------------------------------------------------------------
Union Pacific Corp.                                      3,500           309,610
                                                                  --------------
                                                                      26,392,855

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
Applied Industrial
Technologies, Inc.                                      28,350         1,204,875
--------------------------------------------------------------------------------
MSC Industrial Direct
Co., Inc., Cl. A                                        23,300         1,046,869
--------------------------------------------------------------------------------
UAP Holding Corp.                                       52,900         1,119,364
--------------------------------------------------------------------------------
United Rentals, Inc. 1                                  64,300         1,884,633
                                                                  --------------
                                                                       5,255,741

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--21.4%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.6%
ADTRAN, Inc.                                            80,400         2,358,132
--------------------------------------------------------------------------------
Avaya, Inc. 1                                          210,000         2,215,500
--------------------------------------------------------------------------------
Avocent Corp. 1                                         25,900           861,693
--------------------------------------------------------------------------------
Brocade Communications
Systems, Inc. 1                                        390,000         1,794,000
--------------------------------------------------------------------------------
Ciena Corp. 1                                          375,000         1,500,000
--------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                1,751,700        32,529,069
--------------------------------------------------------------------------------
CommScope, Inc. 1                                       68,600         1,516,746
--------------------------------------------------------------------------------
Corning, Inc.                                          284,800         6,934,880
--------------------------------------------------------------------------------
Emulex Corp. 1                                          87,300         1,601,955
--------------------------------------------------------------------------------
Foundry Networks,
Inc. 1                                                   1,400            21,042
--------------------------------------------------------------------------------
Harris Corp.                                            18,200           845,026
--------------------------------------------------------------------------------
Juniper Networks, Inc. 1                               278,700         5,052,831
--------------------------------------------------------------------------------
Lucent Technologies,
Inc. 1                                               2,522,203         6,658,616
--------------------------------------------------------------------------------
Motorola, Inc.                                         970,000        22,028,700
--------------------------------------------------------------------------------
Polycom, Inc. 1                                        113,900         2,207,382
--------------------------------------------------------------------------------
QLogic Corp. 1                                          73,400         2,911,778
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                         398,500        19,112,060
--------------------------------------------------------------------------------
Redback Networks,
Inc. 1                                                  79,100         1,332,835
--------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                74,700         3,194,172


                  26 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
Tellabs, Inc. 1                                        143,100    $    1,830,249
                                                                  --------------
                                                                     116,506,666

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.3%
Apple Computer, Inc. 1                                 121,000         9,136,710
--------------------------------------------------------------------------------
Dell, Inc. 1                                         1,000,000        29,310,000
--------------------------------------------------------------------------------
EMC Corp. 1                                          1,021,300        13,685,420
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                    993,700        30,983,566
--------------------------------------------------------------------------------
Imation Corp.                                           38,800         1,758,804
--------------------------------------------------------------------------------
Intergraph Corp. 1                                      27,400         1,046,954
--------------------------------------------------------------------------------
Intermec, Inc. 1                                        29,200         1,018,204
--------------------------------------------------------------------------------
International Business
Machines Corp.                                         410,000        33,333,000
--------------------------------------------------------------------------------
Lexmark International,
Inc., Cl. A 1                                           70,000         3,399,900
--------------------------------------------------------------------------------
NCR Corp. 1                                             94,400         3,506,960
--------------------------------------------------------------------------------
Network Appliance,
Inc. 1                                                  43,000         1,341,600
--------------------------------------------------------------------------------
Palm, Inc. 1                                            58,400         2,305,632
--------------------------------------------------------------------------------
Sun Microsystems,
Inc. 1                                                 379,700         1,708,650
--------------------------------------------------------------------------------
Western Digital Corp. 1                                196,700         4,299,862
                                                                  --------------
                                                                     136,835,262

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.3%
Agilent Technologies,
Inc. 1                                                 265,000         8,986,150
--------------------------------------------------------------------------------
Arrow Electronics, Inc. 1                               88,000         3,023,680
--------------------------------------------------------------------------------
Avnet, Inc. 1                                          117,300         2,867,985
--------------------------------------------------------------------------------
Belden CDT, Inc.                                        50,100         1,357,710
--------------------------------------------------------------------------------
Brightpoint, Inc. 1                                     75,000         1,694,250
--------------------------------------------------------------------------------
CDW Corp.                                               35,200         1,971,200
--------------------------------------------------------------------------------
Coherent, Inc. 1                                        39,900         1,235,304
--------------------------------------------------------------------------------
Electro Scientific
Industries, Inc. 1                                       8,500           216,495
--------------------------------------------------------------------------------
Jabil Circuit, Inc. 1                                   89,700         3,623,880
--------------------------------------------------------------------------------
Komag, Inc. 1                                           75,900         3,571,854
--------------------------------------------------------------------------------
Mettler-Toledo
International, Inc. 1                                   45,500         2,633,995
--------------------------------------------------------------------------------
National Instruments
Corp.                                                   23,400           774,306

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
Plexus Corp. 1                                          75,500    $    2,137,405
--------------------------------------------------------------------------------
Sanmina-SCI Corp. 1                                    620,000         2,610,200
--------------------------------------------------------------------------------
Solectron Corp. 1                                      777,500         2,970,050
--------------------------------------------------------------------------------
Tech Data Corp. 1                                       65,400         2,696,442
--------------------------------------------------------------------------------
Tektronix, Inc.                                          5,500           162,250
                                                                  --------------
                                                                      42,533,156

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.9%
Check Point Software
Technologies Ltd. 1                                    104,500         2,261,380
--------------------------------------------------------------------------------
Digital Insight Corp. 1                                  1,600            57,392
--------------------------------------------------------------------------------
Digital River, Inc. 1                                   53,700         1,803,246
--------------------------------------------------------------------------------
EarthLink, Inc. 1                                      163,900         1,871,738
--------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                   16,200         7,018,650
--------------------------------------------------------------------------------
HomeStore.com, Inc. 1                                   16,600           100,264
--------------------------------------------------------------------------------
InfoSpace, Inc. 1                                       56,800         1,341,048
--------------------------------------------------------------------------------
Internet Security
Systems, Inc. 1                                         70,900         1,511,588
--------------------------------------------------------------------------------
MicroStrategy,
Inc., Cl. A 1                                           20,600         1,979,866
--------------------------------------------------------------------------------
Open Text Corp. 1                                       14,900           246,893
--------------------------------------------------------------------------------
RealNetworks, Inc. 1                                   143,100         1,151,955
--------------------------------------------------------------------------------
Salesforce.com, Inc. 1                                   9,000           369,450
--------------------------------------------------------------------------------
United Online, Inc.                                    111,100         1,518,737
--------------------------------------------------------------------------------
VeriSign, Inc. 1                                        64,900         1,541,375
--------------------------------------------------------------------------------
Websense, Inc. 1                                        16,900         1,114,217
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                         180,000         6,181,200
                                                                  --------------
                                                                      30,068,999

--------------------------------------------------------------------------------
IT SERVICES--1.4%
Acxiom Corp.                                            30,000           710,100
--------------------------------------------------------------------------------
BISYS Group, Inc. (The) 1                              106,900         1,548,981
--------------------------------------------------------------------------------
CACI International,
Inc., Cl. A 1                                           31,500         1,798,650
--------------------------------------------------------------------------------
Ceridian Corp. 1                                        81,000         1,999,080
--------------------------------------------------------------------------------
CheckFree Corp. 1                                       41,200         2,134,984
--------------------------------------------------------------------------------
Computer Sciences
Corp. 1                                                 79,800         4,045,860
--------------------------------------------------------------------------------
CSG Systems
International, Inc. 1                                   64,500         1,468,665


                  27 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------
                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
IT SERVICES Continued
Electronic Data
Systems Corp.                                           57,300    $    1,443,387
--------------------------------------------------------------------------------
First Data Corp.                                       330,000        14,883,000
--------------------------------------------------------------------------------
Fiserv, Inc. 1                                          86,300         3,795,474
--------------------------------------------------------------------------------
Global Payments, Inc.                                   40,600         2,067,758
--------------------------------------------------------------------------------
Lawson Software, Inc. 1                                141,900         1,044,384
--------------------------------------------------------------------------------
Maximus, Inc.                                           38,200         1,494,384
--------------------------------------------------------------------------------
MoneyGram
International, Inc.                                      5,000           132,800
--------------------------------------------------------------------------------
MPS Group, Inc. 1                                      104,600         1,486,366
--------------------------------------------------------------------------------
Perot Systems
Corp., Cl. A 1                                           6,600            99,462
--------------------------------------------------------------------------------
Sabre Holdings Corp.                                   123,800         3,033,100
--------------------------------------------------------------------------------
Total System
Services, Inc.                                          24,500           480,935
--------------------------------------------------------------------------------
Unisys Corp. 1                                         113,000           755,970
                                                                  --------------
                                                                      44,423,340

--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.2%
Xerox Corp. 1                                          566,900         8,112,339
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT--4.8%
Advanced Micro
Devices, Inc. 1                                         35,000         1,465,100
--------------------------------------------------------------------------------
Analog Devices, Inc.                                   252,600        10,045,902
--------------------------------------------------------------------------------
Applied Materials, Inc.                                594,300        11,321,415
--------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                193,400        13,189,880
--------------------------------------------------------------------------------
Cirrus Logic, Inc. 1                                    50,000           423,500
--------------------------------------------------------------------------------
Conexant Systems,
Inc. 1                                                  68,200           229,152
--------------------------------------------------------------------------------
Cymer, Inc. 1                                           43,000         1,941,020
--------------------------------------------------------------------------------
Fairchild Semiconductor
International, Inc., Cl. A 1                            39,400           786,030
--------------------------------------------------------------------------------
Freescale Semiconductor,
Inc., Cl. B 1                                          286,882         7,243,771
--------------------------------------------------------------------------------
Intel Corp.                                          1,962,700        41,746,629
--------------------------------------------------------------------------------
Intersil Corp., Cl. A                                  111,900         3,251,814
--------------------------------------------------------------------------------
KLA-Tencor Corp.                                        98,900         5,140,822
--------------------------------------------------------------------------------
Lam Research Corp. 1                                    85,800         3,983,694
--------------------------------------------------------------------------------
Linear Technology
Corp.                                                   31,500         1,172,115

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT Continued
LSI Logic Corp. 1                                      336,400    $    3,078,060
--------------------------------------------------------------------------------
Micrel, Inc. 1                                          76,300           936,201
--------------------------------------------------------------------------------
Microchip
Technology, Inc.                                       104,100         3,904,791
--------------------------------------------------------------------------------
Microsemi Corp. 1                                       44,500         1,354,580
--------------------------------------------------------------------------------
MKS
Instruments, Inc. 1                                     31,200           678,600
--------------------------------------------------------------------------------
National Semiconductor
Corp.                                                  145,500         4,104,555
--------------------------------------------------------------------------------
Novellus Systems, Inc. 1                               111,700         3,166,695
--------------------------------------------------------------------------------
NVIDIA Corp. 1                                          91,600         4,118,336
--------------------------------------------------------------------------------
OmniVision
Technologies, Inc. 1                                   101,900         2,570,937
--------------------------------------------------------------------------------
ON Semiconductor
Corp. 1                                                212,500         1,595,875
--------------------------------------------------------------------------------
Silicon
Laboratories, Inc. 1                                    23,800         1,171,674
--------------------------------------------------------------------------------
Texas Instruments, Inc.                                754,600        22,056,958
--------------------------------------------------------------------------------
Varian Semiconductor
Equipment Associates,
Inc. 1                                                  17,900           886,587
--------------------------------------------------------------------------------
Zoran Corp. 1                                           90,000         1,764,900
                                                                  --------------
                                                                     153,329,593

--------------------------------------------------------------------------------
SOFTWARE--4.9%
Adobe Systems, Inc.                                    160,000         6,355,200
--------------------------------------------------------------------------------
Advent Software, Inc. 1                                 16,800           441,168
--------------------------------------------------------------------------------
Autodesk, Inc.                                         143,200         5,812,488
--------------------------------------------------------------------------------
BEA Systems, Inc. 1                                    301,800         3,129,666
--------------------------------------------------------------------------------
Blackbaud, Inc.                                         30,200           519,138
--------------------------------------------------------------------------------
BMC Software, Inc. 1                                   147,800         3,266,380
--------------------------------------------------------------------------------
Cadence Design
Systems, Inc. 1                                        176,800         3,122,288
--------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                  74,800         2,306,832
--------------------------------------------------------------------------------
Computer Associates
International, Inc.                                    240,100         6,554,730
--------------------------------------------------------------------------------
Compuware Corp. 1                                      325,800         2,684,592
--------------------------------------------------------------------------------
Fair Isaac Corp.                                        58,700         2,601,584
--------------------------------------------------------------------------------
FileNet Corp. 1                                         53,300         1,495,598


                  28 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
Hyperion Solutions
Corp. 1                                                 74,700    $    2,570,427
--------------------------------------------------------------------------------
Informatica Corp. 1                                      3,400            50,048
--------------------------------------------------------------------------------
Intuit, Inc. 1                                          75,000         3,924,750
--------------------------------------------------------------------------------
Macrovision Corp. 1                                     73,000         1,357,070
--------------------------------------------------------------------------------
McAfee, Inc. 1                                         107,200         2,485,968
--------------------------------------------------------------------------------
Microsoft Corp.                                      2,100,000        59,115,000
--------------------------------------------------------------------------------
Novell, Inc. 1                                         329,500         3,209,330
--------------------------------------------------------------------------------
Oracle Corp. 1                                       1,270,000        15,963,900
--------------------------------------------------------------------------------
Parametric
Technology Corp. 1                                     360,100         2,254,226
--------------------------------------------------------------------------------
Red Hat, Inc. 1                                        124,700         3,610,065
--------------------------------------------------------------------------------
Reynolds & Reynolds
Co., Cl. A                                              34,300           974,120
--------------------------------------------------------------------------------
RSA Security, Inc. 1                                    85,000         1,306,450
--------------------------------------------------------------------------------
SERENA Software, Inc. 1                                 60,300         1,423,683
--------------------------------------------------------------------------------
SSA Global
Technologies, Inc. 1                                       800            13,920
--------------------------------------------------------------------------------
Sybase, Inc. 1                                         114,600         2,474,214
--------------------------------------------------------------------------------
Symantec Corp. 1                                       665,000        12,222,700
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                       133,300         2,947,263
--------------------------------------------------------------------------------
Take-Two Interactive
Software, Inc. 1                                        63,200         1,002,352
--------------------------------------------------------------------------------
TIBCO Software, Inc. 1                                  77,000           615,230
--------------------------------------------------------------------------------
Transaction Systems
Architects, Inc., Cl. A 1                               39,200         1,293,208
--------------------------------------------------------------------------------
Verint Systems, Inc. 1                                   2,300            83,375
--------------------------------------------------------------------------------
Wind River
Systems, Inc. 1                                            400             5,352
                                                                  --------------
                                                                     157,192,315

--------------------------------------------------------------------------------
MATERIALS--3.1%
--------------------------------------------------------------------------------
CHEMICALS--1.2%
Agrium, Inc.                                           103,100         2,458,935
--------------------------------------------------------------------------------
Dow Chemical Co.
(The)                                                  245,300        10,376,190
--------------------------------------------------------------------------------
E.I. du Pont de
Nemours & Co.                                           43,700         1,710,855
--------------------------------------------------------------------------------
FMC Corp. 1                                             25,600         1,444,352
--------------------------------------------------------------------------------
Fuller (H.B.) Co.                                        6,800           256,972
--------------------------------------------------------------------------------
Lubrizol Corp. (The)                                    29,900         1,367,626

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
CHEMICALS Continued
Lyondell Chemical Co.                                  104,900    $    2,518,649
--------------------------------------------------------------------------------
Monsanto Co.                                            85,800         7,259,538
--------------------------------------------------------------------------------
PPG Industries, Inc.                                    88,600         5,271,700
--------------------------------------------------------------------------------
Rockwood
Holdings, Inc. 1                                         9,100           193,193
--------------------------------------------------------------------------------
Rohm & Haas Co.                                         83,100         4,229,790
--------------------------------------------------------------------------------
Scotts Miracle-Gro Co.
(The), Cl. A                                            34,400         1,702,800
--------------------------------------------------------------------------------
Westlake
Chemical Corp.                                          62,400         1,959,360
                                                                  --------------
                                                                      40,749,960

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
Texas Industries, Inc.                                  19,200         1,033,152
--------------------------------------------------------------------------------
Vulcan Materials Co.                                    10,300           740,364
                                                                  --------------
                                                                       1,773,516

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.1%
Greif, Inc., Cl. A                                       5,800           377,696
--------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                                  28,600           628,914
--------------------------------------------------------------------------------
Sealed Air Corp. 1                                      38,800         2,144,476
                                                                  --------------
                                                                       3,151,086

--------------------------------------------------------------------------------
METALS & MINING--1.4%
AK Steel
Holding Corp. 1                                        320,000         3,683,200
--------------------------------------------------------------------------------
Alcoa, Inc.                                             55,000         1,732,500
--------------------------------------------------------------------------------
Allegheny
Technologies, Inc.                                       3,200           165,920
--------------------------------------------------------------------------------
Carpenter
Technology Corp.                                        27,300         2,472,288
--------------------------------------------------------------------------------
Century
Aluminum Co. 1                                          43,800         1,492,704
--------------------------------------------------------------------------------
Commercial
Metals Co.                                              41,700         1,973,661
--------------------------------------------------------------------------------
Freeport-McMoRan
Copper & Gold,
Inc., Cl. B                                             73,300         4,709,525
--------------------------------------------------------------------------------
Nucor Corp.                                            117,800         9,922,294
--------------------------------------------------------------------------------
Phelps Dodge Corp.                                      56,000         8,988,000
--------------------------------------------------------------------------------
Quanex Corp.                                            28,600         1,776,346


                  29 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
Reliance Steel &
Aluminum Co.                                            39,100    $    3,108,450
--------------------------------------------------------------------------------
Steel Dynamics, Inc.                                    32,100         1,490,082
--------------------------------------------------------------------------------
Stillwater Mining Co. 1                                  8,300           120,350
--------------------------------------------------------------------------------
United States
Steel Corp.                                             27,700         1,655,075
--------------------------------------------------------------------------------
Worthington
Industries, Inc.                                        69,300         1,429,659
                                                                  --------------
                                                                      44,720,054

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Bowater, Inc.                                            5,800           158,572
--------------------------------------------------------------------------------
International Paper Co.                                 20,000           652,600
--------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                 55,300         1,628,585
--------------------------------------------------------------------------------
MeadWestvaco Corp.                                      78,700         2,100,503
--------------------------------------------------------------------------------
Weyerhaeuser Co.                                        62,200         4,339,072
                                                                  --------------
                                                                       8,879,332

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.9%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.7%
American
Tower Corp. 1                                           49,900         1,543,906
--------------------------------------------------------------------------------
AT&T, Inc.                                             505,255        13,111,367
--------------------------------------------------------------------------------
BellSouth Corp.                                        483,300        13,904,541
--------------------------------------------------------------------------------
CenturyTel, Inc.                                        52,900         1,761,570
--------------------------------------------------------------------------------
Citizens
Communications Co.                                      92,100         1,130,067
--------------------------------------------------------------------------------
Commonwealth Telephone
Enterprises, Inc.                                       14,900           497,213
--------------------------------------------------------------------------------
Crown Castle
International Corp. 1                                   75,400         2,384,902
--------------------------------------------------------------------------------
Qwest Communications
International, Inc. 1                                  811,000         4,882,220
--------------------------------------------------------------------------------
Sprint Nextel Corp.                                  1,046,626        23,957,269
--------------------------------------------------------------------------------
Time Warner
Telecom, Inc., Cl. A 1                                  47,800           516,240
--------------------------------------------------------------------------------
Verizon
Communications, Inc.                                   727,990        23,048,163
                                                                  --------------
                                                                      86,737,458

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.2%
Centennial
Communications Corp.                                    51,000    $      480,930
--------------------------------------------------------------------------------
Cincinnati Bell, Inc. 1                                367,300         1,285,550
--------------------------------------------------------------------------------
Dobson Communications
Corp., Cl. A 1                                         219,900         1,631,658
--------------------------------------------------------------------------------
SBA Communications
Corp. 1                                                 77,200         1,686,820
--------------------------------------------------------------------------------
Syniverse
Holdings, Inc. 1                                         5,000           120,050
--------------------------------------------------------------------------------
UbiquiTel, Inc. 1                                      116,300         1,138,577
                                                                  --------------
                                                                       6,343,585

--------------------------------------------------------------------------------
UTILITIES--0.9%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.8%
AES Corp. (The) 1                                       49,400           841,776
--------------------------------------------------------------------------------
American Electric
Power Co., Inc.                                          7,900           294,828
--------------------------------------------------------------------------------
Canadian Hydro
Developers, Inc.                                       280,000         1,442,957
--------------------------------------------------------------------------------
Constellation Energy
Group, Inc.                                             65,600         3,822,512
--------------------------------------------------------------------------------
DPL, Inc.                                               45,100         1,156,364
--------------------------------------------------------------------------------
Edison
International, Inc.                                     49,500         2,169,090
--------------------------------------------------------------------------------
Entergy Corp.                                            6,200           430,962
--------------------------------------------------------------------------------
FirstEnergy Corp.                                       14,100           706,410
--------------------------------------------------------------------------------
Ormat
Technologies, Inc.                                      83,700         2,950,425
--------------------------------------------------------------------------------
PG&E Corp.                                             200,300         7,473,193
--------------------------------------------------------------------------------
Pinnacle West
Capital Corp.                                            4,300           183,223
--------------------------------------------------------------------------------
TXU Corp.                                               83,900         4,248,696
                                                                  --------------
                                                                      25,720,436

--------------------------------------------------------------------------------
GAS UTILITIES--0.1%
NiSource, Inc.                                          65,900         1,352,927
--------------------------------------------------------------------------------
UGI Corp.                                                5,600           120,232
                                                                  --------------
                                                                       1,473,159


                  30 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.0%
Avista Corp.                                            32,400    $     619,164
--------------------------------------------------------------------------------
Energy East Corp.                                        2,900           72,065
--------------------------------------------------------------------------------
Sierra Pacific
Resources 1                                             31,100          410,520
                                                                 ---------------
                                                                      1,101,749
                                                                 ---------------
Total Common Stocks
(Cost $2,773,245,326)                                             3,184,456,843

                                   PRINCIPAL
                                     AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.0%
--------------------------------------------------------------------------------
Undivided interest of 3.87% in joint
repurchase agreement (Principal Amount/
Value $781,426,000, with a maturity
value of $781,521,291) with UBS
Warburg LLC, 4.39%, dated 1/31/06,
to be repurchased at $30,206,683
on 2/1/06, collateralized by Federal
Home Loan Mortgage Corp., 5%,
12/1/35, with a value of
$799,056,396
(Cost $30,203,000)                               $  30,203,000       30,203,000
--------------------------------------------------------------------------------
Total Investments, at Value (excluding
Investments Purchased with Cash
Collateral from Securities Loaned)
(Cost $2,803,448,326)                                             3,214,659,843

--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--0.2%
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.2%
Undivided interest of 0.284% in joint repurchase
agreement (Principal Amount/Value
$2,500,000,000, with a maturity value of
$2,500,313,889) with Bank of America
NA, 4.52%, dated 1/31/06, to be repurchased at
$7,102,146 on 2/1/06, collateralized by U.S.
Agency Mortgages, 0.00%-10%, 2/1/07-4/1/44,
with a value of $2,550,000,000 4                     7,101,254        7,101,254
--------------------------------------------------------------------------------
MASTER FLOATING NOTE--0.0%
Bear Stearns,
4.62%, 2/1/06 4                                        250,000          250,000
                                                                 ---------------
Total Investments Purchased
with Cash Collateral from Securities
Loaned (Cost $7,351,254)                                              7,351,254

                                                                          VALUE
                                                                     SEE NOTE 1
--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $2,810,799,580)                                    100.2%  $3,222,011,097
--------------------------------------------------------------------------------
LIABILITIES
IN EXCESS OF
OTHER ASSETS                                              (0.2)      (5,011,264)
                                                  ------------------------------
NET ASSETS                                               100.0%  $3,216,999,833
                                                  ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See Note 7 of Notes to Financial
Statements.

3. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of January 31, 2006 was $1,434,696, which represents 0.04% of the Fund's net assets, all of which is considered restricted. See Note 6 of Notes to Financial Statements.

4. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  31 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

January 31, 2006
-------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------
Investments, at value (including securities loaned of $6,815,071)
(cost $2,810,799,580)
--see accompanying statement of investments                      $3,222,011,097
-------------------------------------------------------------------------------
Cash                                                                    878,955
-------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                     14,868,474
Shares of beneficial interest sold                                   12,478,007
Interest and dividends                                                1,836,616
Other                                                                    38,605
                                                                 --------------
Total assets                                                      3,252,111,754

-------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------
Return of collateral for securities loaned                            7,351,254
-------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                     2,385
-------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                21,546,330
Shares of beneficial interest redeemed                                4,700,824
Distribution and service plan fees                                      648,726
Transfer and shareholder servicing agent fees                           475,144
Shareholder communications                                              289,119
Trustees' compensation                                                   25,948
Other                                                                    72,191
                                                                 --------------
Total liabilities                                                    35,111,921

-------------------------------------------------------------------------------
NET ASSETS                                                       $3,216,999,833
                                                                 ==============

-------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------
Par value of shares of beneficial interest                       $      232,120
-------------------------------------------------------------------------------
Additional paid-in capital                                        2,754,888,490
-------------------------------------------------------------------------------
Accumulated net investment income                                     1,583,899
-------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign
currency transactions                                                49,081,055
-------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities denominated in foreign currencies         411,214,269

-------------------------------------------------------------------------------
NET ASSETS                                                       $3,216,999,833
                                                                 ==============


                  32 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$2,091,977,159 and 149,463,336 shares of beneficial interest
outstanding) Maximum offering price per share (net asset value plus             $14.00
sales charge of 5.75% of offering price)                                        $14.85
--------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $465,191,300 and 34,415,709 shares of beneficial interest
outstanding)                                                                    $13.52
--------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $497,045,481 and 36,624,655 shares of beneficial interest
outstanding)                                                                    $13.57
--------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $75,624,482 and 5,469,547 shares of beneficial interest outstanding)         $13.83
--------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $87,161,411 and 6,146,920 shares of beneficial interest
outstanding)                                                                    $14.18


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  33 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2006
-------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $67,217)          $   26,036,557
-------------------------------------------------------------------------------
Interest                                                                657,783
-------------------------------------------------------------------------------
Other income                                                             40,157
-------------------------------------------------------------------------------
Portfolio lending fees                                                   28,448
                                                                 --------------
Total investment income                                              26,762,945

-------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------
Management fees                                                       9,368,214
-------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               2,419,420
Class B                                                               2,205,734
Class C                                                               2,319,783
Class N                                                                 159,882
-------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               1,726,375
Class B                                                                 576,543
Class C                                                                 417,468
Class N                                                                 101,790
Class Y                                                                  39,427
-------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 143,557
Class B                                                                  71,566
Class C                                                                  39,222
Class N                                                                   4,566
-------------------------------------------------------------------------------
Trustees' compensation                                                   21,277
-------------------------------------------------------------------------------
Custodian fees and expenses                                              11,352
-------------------------------------------------------------------------------
Administration service fees                                                 750
-------------------------------------------------------------------------------
Other                                                                    86,972
                                                                 --------------
Total expenses                                                       19,713,898

-------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 7,049,047


                  34 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
-------------------------------------------------------------------------------
Net realized gain on:
Investments                                                      $  114,667,170
Foreign currency transactions                                         1,355,535
                                                                 --------------
Net realized gain                                                   116,022,705
-------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                          86,972,868
Translation of assets and liabilities denominated in
foreign currencies                                                       11,555
                                                                 --------------
Net change in unrealized appreciation                                86,984,423

-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $  210,056,175
                                                                 ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  35 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                           SIX MONTHS             YEAR
                                                                                                ENDED            ENDED
                                                                                     JANUARY 31, 2006         JULY 31,
                                                                                          (UNAUDITED)             2005
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                $      7,049,047   $   14,830,462
-----------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                         116,022,705       92,792,414
-----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                      86,984,423      247,988,516
                                                                                     ----------------------------------
Net increase in net assets resulting from operations                                      210,056,175      355,611,392

-----------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                   (10,637,665)      (8,491,754)
Class B                                                                                            --               --
Class C                                                                                            --               --
Class N                                                                                      (132,814)        (157,883)
Class Y                                                                                      (560,500)        (243,531)
-----------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                   (67,063,760)    (105,627,017)
Class B                                                                                   (15,361,646)     (30,629,022)
Class C                                                                                   (16,219,983)     (30,454,372)
Class N                                                                                    (2,237,212)      (3,271,155)
Class Y                                                                                    (2,290,379)      (1,898,777)

-----------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                                   185,589,723      513,526,048
Class B                                                                                    16,902,948       41,817,432
Class C                                                                                    33,742,036       73,074,302
Class N                                                                                    15,162,959       21,285,409
Class Y                                                                                    40,553,653       35,344,456

-----------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
Total increase                                                                            387,503,535      859,885,528
-----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                     2,829,496,298    1,969,610,770
                                                                                     ----------------------------------
End of period (including accumulated net investment income
of $1,583,899 and $5,865,831, respectively)                                          $  3,216,999,833   $2,829,496,298
                                                                                     ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  36 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SIX MONTHS                                                                  YEAR
                                                     ENDED                                                                 ENDED
                                          JANUARY 31, 2006                                                              JULY 31,
CLASS A                                        (UNAUDITED)           2005          2004          2003        2002         2001 1
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $       13.58     $    12.69    $    10.70      $   9.28    $  10.47       $  10.00
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                           .05 2          .12 2        (.02)         (.01)       (.04)            -- 3
Net realized and unrealized gain (loss)                .91           1.86          2.01          1.43       (1.15)           .48
                                             --------------------------------------------------------------------------------------
Total from investment operations                       .96           1.98          1.99          1.42       (1.19)           .48
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                  (.07)          (.08)           --            --          --           (.01)
Distributions from net realized gain                  (.47)         (1.01)           --            --          --             --
                                             --------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.54)         (1.09)           --            --          --           (.01)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $       14.00     $    13.58    $    12.69      $  10.70       $9.28       $  10.47
                                             ======================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                    7.20%         16.16%        18.60%        15.30%     (11.37)%         4.76%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $   2,091,977     $1,844,002    $1,213,822      $501,277    $300,244       $119,194
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $   1,935,395     $1,490,786    $  892,462      $362,221    $248,681       $ 48,406
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                          0.72%          0.90%         0.11%        (0.02)%     (0.36)%        (0.11)%
Total expenses                                        1.08%          1.11% 6       1.17% 6,7     1.23% 6     1.30% 6,7      1.33% 6
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 52%           107%          134%          165%        165%            92%

1. For the period from September 25, 2000 (commencement of operations) to July 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Reduction to custodian expenses less than 0.01%.

7. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  37 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                SIX MONTHS                                                                  YEAR
                                                     ENDED                                                                 ENDED
                                          JANUARY 31, 2006                                                              JULY 31,
CLASS B                                        (UNAUDITED)           2005          2004          2003        2002         2001 1
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $       13.11     $    12.31    $    10.47      $   9.15    $  10.40       $  10.00
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          (.01) 2         .01 2        (.07)         (.07)       (.06)          (.03)
Net realized and unrealized gain (loss)                .89           1.80          1.91          1.39       (1.19)           .43
                                             -------------------------------------------------------------------------------------
Total from investment operations                       .88           1.81          1.84          1.32       (1.25)           .40
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                    --             --            --            --          --             --
Distributions from net realized gain                  (.47)         (1.01)           --            --          --             --
                                             -------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.47)         (1.01)           --            --          --             --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $       13.52     $    13.11    $    12.31      $  10.47    $   9.15       $  10.40
                                             =====================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                    6.80%         15.17%        17.57%        14.43%     (12.02)%         4.00%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $     465,191     $  434,456    $  366,608      $237,002    $167,906       $ 51,412
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $     438,025     $  403,468    $  321,870      $187,066    $117,801       $ 17,362
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                         (0.13)%         0.06%        (0.76)%       (0.85)%     (1.11)%        (0.99)%
Total expenses                                        1.93%          1.95%         2.01%         2.12%       2.05%          2.15%
Expenses after payments and waivers
and reduction to custodian expenses                   1.93%          1.95%         2.01%         2.07%       2.05%          2.15%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 52%           107%          134%          165%        165%            92%

1. For the period from September 25, 2000 (commencement of operations) to July 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  38 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                SIX MONTHS                                                                  YEAR
                                                     ENDED                                                                 ENDED
                                          JANUARY 31, 2006                                                              JULY 31,
CLASS C                                        (UNAUDITED)           2005          2004          2003        2002         2001 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $       13.16     $    12.34    $    10.48      $   9.15    $  10.40       $  10.00
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            -- 2,3        .02 2        (.05)         (.06)       (.06)          (.03)
Net realized and unrealized gain (loss)                .88           1.81          1.91          1.39       (1.19)           .43
                                             ---------------------------------------------------------------------------------------
Total from investment operations                       .88           1.83          1.86          1.33       (1.25)           .40
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                    --             --            --            --          --             --
Distributions from net realized gain                  (.47)         (1.01)           --            --          --             --
                                             ---------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.47)         (1.01)           --            --          --             --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $       13.57     $    13.16    $    12.34      $  10.48    $   9.15       $  10.40
                                             =======================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                    6.77%         15.30%        17.75%        14.54%     (12.02)%         4.00%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $     497,046     $  448,492    $  348,928      $198,180    $141,434       $ 43,613
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $     460,622     $  404,242    $  289,046      $159,105    $ 97,899       $ 16,456
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                         (0.04)%         0.16%        (0.63)%       (0.73)%     (1.11)%        (0.98)%
Total expenses                                        1.83%          1.85% 6       1.89% 6,7     1.95% 6     2.05% 6,7       2.15% 6
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 52%           107%          134%          165%        165%            92%

1. For the period from September 25, 2000 (commencement of operations) to July 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Reduction to custodian expenses less than 0.01%.

7. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  39 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                SIX MONTHS                                                                  YEAR
                                                     ENDED                                                                 ENDED
                                          JANUARY 31, 2006                                                              JULY 31,
CLASS N                                        (UNAUDITED)           2005          2004          2003        2002         2001 1
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $       13.40     $    12.56    $    10.62      $   9.23    $  10.45       $   9.84
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                           .02 2          .06 2        (.04)         (.03)       (.03)          (.01)
Net realized and unrealized gain (loss)                .91           1.84          1.98          1.42       (1.19)           .62
                                             -------------------------------------------------------------------------------------
Total from investment operations                       .93           1.90          1.94          1.39       (1.22)           .61
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                  (.03)          (.05)           --            --          --             --
Distributions from net realized gain                  (.47)         (1.01)           --            --          --             --
                                             -------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.50)         (1.06)           --            --          --             --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $       13.83     $    13.40    $    12.56      $  10.62    $   9.23       $  10.45
                                             =====================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                    7.02%         15.62%        18.27%        15.06%     (11.67)%         6.20%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $      75,625     $   58,243    $   33,665      $ 13,369    $  5,158       $      8
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $      63,537     $   46,600    $   22,846      $  8,524    $  2,026       $      3
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                          0.32%          0.46%        (0.28)%       (0.30)%     (0.67)%        (0.64)%
Total expenses                                        1.47%          1.54%         1.62%         1.49%       1.58%          1.57%
Expenses after payments and waivers
and reduction to custodian expenses                   1.47%          1.53%         1.54%         1.49%       1.58%          1.57%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 52%           107%          134%          165%        165%            92%

1. For the period from March 1, 2001 (inception of offering) to July 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  40 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                SIX MONTHS                                                                  YEAR
                                                     ENDED                                                                 ENDED
                                          JANUARY 31, 2006                                                              JULY 31,
CLASS Y                                        (UNAUDITED)           2005          2004          2003        2002         2001 1
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $       13.76     $    12.86    $    10.79      $   9.31    $  10.48       $  10.00
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                           .07 2          .15 2         .05           .02        (.03)           .02
Net realized and unrealized gain (loss)                .93           1.89          2.02          1.46       (1.14)           .47
                                             --------------------------------------------------------------------------------------
Total from investment operations                      1.00           2.04          2.07          1.48       (1.17)           .49
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                  (.11)          (.13)           --            --          --           (.01)
Distributions from net realized gain                  (.47)         (1.01)           --            --          --             --
                                             --------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.58)         (1.14)           --            --          --           (.01)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $       14.18     $    13.76    $    12.86      $  10.79    $   9.31       $  10.48
                                             ======================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                    7.41%         16.43%        19.18%        15.90%     (11.16)%         4.94%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $      87,161     $   44,303    $    6,589      $  4,428    $  2,696       $      1
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $      61,791     $   27,864    $    5,921      $  3,102    $  1,953       $      1
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                          1.00%          1.14%         0.57%         0.44%      (0.07)%         0.35%
Total expenses                                        0.76%          0.82%         0.67%         0.77%       1.04%        168.30% 5
Expenses after payments and waivers
and reduction to custodian expenses                   0.76%          0.82%         0.67%         0.77%       1.00%          1.01%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 52%           107%          134%          165%        165%            92%

1. For the period from September 25, 2000 (commencement of operations) to July 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Added since July 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  41 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Opportunity Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its


                  42 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class.


                  43 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


                  44 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Fund at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. At January 31, 2006, the Fund had $305 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                        SIX MONTHS ENDED JANUARY 31, 2006          YEAR ENDED JULY 31, 2005
                                 SHARES            AMOUNT          SHARES            AMOUNT
--------------------------------------------------------------------------------------------
CLASS A
Sold                         27,514,215    $  375,858,729      56,087,001     $ 721,077,772
Dividends and/or
distributions reinvested      5,159,660        70,068,077       8,073,322       102,773,406
Redeemed                    (19,040,941)     (260,337,083)    (23,990,423)     (310,325,130)
                           -----------------------------------------------------------------
Net increase                 13,632,934    $  185,589,723      40,169,900     $ 513,526,048
                           =================================================================


                  45 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                        SIX MONTHS ENDED JANUARY 31, 2006          YEAR ENDED JULY 31, 2005
                                 SHARES            AMOUNT          SHARES            AMOUNT
--------------------------------------------------------------------------------------------
Class B
Sold                          3,826,787    $   50,503,977       7,455,377     $  93,788,134
Dividends and/or
distributions reinvested      1,095,569        14,384,896       2,298,859        28,413,904
Redeemed                     (3,640,251)      (47,985,925)     (6,393,766)      (80,384,606)
                           -----------------------------------------------------------------
Net increase                  1,282,105    $   16,902,948       3,360,470     $  41,817,432
                           =================================================================
--------------------------------------------------------------------------------------------
Class C
Sold                          4,834,656    $   64,007,113       9,222,465     $ 116,397,855
Dividends and/or
distributions reinvested      1,109,776        14,626,844       2,177,660        27,002,990
Redeemed                     (3,406,208)      (44,891,921)     (5,588,953)      (70,326,543)
                           -----------------------------------------------------------------
Net increase                  2,538,224    $   33,742,036       5,811,172     $  73,074,302
                           =================================================================
--------------------------------------------------------------------------------------------
Class N
Sold                          1,673,087    $   22,591,245       2,320,216     $  29,787,035
Dividends and/or
distributions reinvested        168,140         2,256,437         262,057         3,301,929
Redeemed                       (718,530)       (9,684,723)       (916,516)      (11,803,555)
                           -----------------------------------------------------------------
Net increase                  1,122,697    $   15,162,959       1,665,757     $  21,285,409
                           =================================================================
--------------------------------------------------------------------------------------------
Class Y
Sold                          2,888,814    $   40,015,561       2,709,492     $  35,440,606
Dividends and/or
distributions reinvested        207,333         2,850,822         166,190         2,142,194
Redeemed                       (167,995)       (2,312,730)       (169,258)       (2,238,344)
                           -----------------------------------------------------------------
Net increase                  2,928,152    $   40,553,653       2,706,424     $  35,344,456
                           =================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2006, were as follows:

                                          PURCHASES                       SALES
--------------------------------------------------------------------------------
Investment securities                $1,718,773,494              $1,525,571,906

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Effective January 1, 2006, management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $4.2 billion and 0.58% of average annual net assets in excess of $5 billion. Prior to January 1, 2006, the investment advisory agreement with the Fund provided for a fee at an annual rate of 0.75% of the first $200 million of


                  46 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2006, the Fund paid $2,840,520 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at January 31, 2006 for Class B, Class C and Class N shares were $5,665,362,


                  47 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

$3,938,973 and $736,943, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                               CLASS A            CLASS B          CLASS C          CLASS N
                                           CLASS A          CONTINGENT         CONTINGENT       CONTINGENT       CONTINGENT
                                         FRONT-END            DEFERRED           DEFERRED         DEFERRED         DEFERRED
                                           CHARGES       SALES CHARGES      SALES CHARGES    SALES CHARGES    SALES CHARGES
SIX MONTHS                             RETAINED BY         RETAINED BY        RETAINED BY      RETAINED BY      RETAINED BY
ENDED                                  DISTRIBUTOR         DISTRIBUTOR        DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
----------------------------------------------------------------------------------------------------------------------------
January 31, 2006                          $778,338                $911           $320,610          $19,318          $13,756
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of January 31, 2006, the Fund had outstanding foreign currency contracts as follows:

                             EXPIRATION   CONTRACT AMOUNT        VALUATION AS OF          UNREALIZED
CONTRACT DESCRIPTION              DATES            (000S)       JANUARY 31, 2006        DEPRECIATION
-----------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Canadian Dollar [CAD]     2/1/06-2/2/06               463CAD     $       406,113    $          2,385


                  48 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of January 31, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                          ACQUISITION                 VALUATION AS OF     UNREALIZED
SECURITY                        DATES         COST   JANUARY 31, 2006   APPRECIATION
------------------------------------------------------------------------------------
Mission Oil & Gas, Inc.       1/18/05   $  401,683       $    571,643   $    169,960
Tusk Energy Corp             11/15/04      463,330            863,053        399,723
                                        --------------------------------------------
                                        $  865,013       $  1,434,696   $    569,683
                                        ============================================

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of January 31, 2006, the Fund had on loan securities valued at $6,815,071. Collateral of $7,351,254 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
8. LITIGATION

A complaint was filed as a putative class action against the Manager and OFS (and other defendants) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. Seven of the eight counts in the complaint, including claims against certain of the Oppenheimer funds including the Fund, as nominal defendants, and against certain present and former Directors, Trustees and officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, under a


                  49 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. LITIGATION Continued

court order dated March 10, 2006, in response to a motion to dismiss the suit that had been filed by the defendants. The remaining count against the Adviser Defendants alleges, among other things, that the defendants charged excessive fees in violation of section 36(b) of the Investment Company Act of 1940. The plaintiffs seek unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Adviser Defendants believe that the claims asserted in the remaining count under this lawsuit are without merit, and intend to defend the suit vigorously and contest any claimed liability. They believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                  50 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  51 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      NATURE, QUALITY, AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                  52 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. The Board also considered compliance reports from the Fund's Chief Compliance Officer. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Nikolaos Monoyios and Mark Zavanelli and the Manager's Main Street investment team and analysts. Messrs. Monoyios and Zavanelli have had over 28 and 14 years of experience managing equity and international investments. The Board members also considered the totality of their experiences with the Manager, as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other multi-cap core funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that although the Fund's one-year performance was below its peer group median, its three-year performance was better than its peer group median.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other multi-cap core funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual


                  53 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

and actual management fees and its total expenses are all lower than its peer group average and its contractual management fees are lower than its expense group median, although its actual management fees and total expenses are at its expense group median.

      ECONOMIES OF SCALE. The Board reviewed whether the Fund's advisory fee shares with shareholders economies of scale that the Manager may realize in managing and supporting the Fund. The Board noted the Fund's breakpoints, which are intended to share with shareholders economies of scale that may exist as the Fund grows. Based on the Board's evaluation, the Manager agreed to a revised breakpoint schedule, effective January 1, 2006, that reduced the management fee on average annual net assets over $5 billion to 0.58%.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                  54 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Not applicable to semiannual reports.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Opportunity Fund


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: March 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: March 15, 2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: March 15, 2006